Stable Coins	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Stable Coins	Stable Coins
Stable coins balances as of December 31, 2025 and June 30, 2026 included the following:

	December 31, 2025		June 30, 2026
	(Audited)			(Unaudited)
	Units	HK$	Units	HK$	US$
Stable coins (USDC)	32,649,748	254,646,365	7,155,951	55,793,319	7,114,680
		254,646,365		55,793,319	7,114,680
The following table presents a summary of changes in our stable coins at for the six months ended June 30, 2026:

Total
HK$
Balance at December 31, 2025 (Audited)	254,646,365
Purchases of stable coins	78,343,785
Release from stable coins - restricted	133,380,000
Transfer to stable coins - restricted	(201,836,700)
Disposals of stable coins	(210,131,314)
Change in fair value of stable coins	(1,423)
Investment income from stable coins	1,392,666
Others	(60)
Balance at June 30, 2026 (Unaudited)	55,793,319
Balance at June 30, 2026 (US$) (Unaudited)	7,114,680
Stable Coins – Restricted
Stable coins – restricted represents stable coins (USDC) reserved as a deposit for derivative contracts with a cryptocurrency counterparty. The restriction of the stable coins reserved will be released upon the expiration or execution of the derivative contracts. As of December 31, 2025 and June 30, 2026, the ending balance of stable coins – restricted was HK$ nil.
The following table presents a summary of changes in the stable coins - restricted at fair value:

Total
HK$
Stable coins - restricted, Balance at December 31, 2025 (Audited)	-
Transfer from stable coins	204,742,200
Release to stable coins	(133,380,000)
Exercise of a derivative contract	(75,660,000)
Option premium income	4,297,800
Stable coins - restricted, Balance at June 30, 2026 (Unaudited)	-
Stable coins - restricted, Balance at June 30, 2026 (US$) (Unaudited)	-
Digital Assets
Digital assets balances as of December 31, 2025 and June 30, 2026 included the following:

		December 31, 2025			June 30, 2026
		(Audited)			(Unaudited)
	Units	Cost Basis	Fair Value	Units	Cost Basis	Cost Basis	Fair Value	Fair Value
		HK$	HK$		HK$	US$	HK$	US$
Bitcoin	340	244,183,314	232,751,003	342	244,982,361	31,239,781	156,309,436	19,932,343
Bitcoin Cash	391,702	1,703,106,631	1,821,134,280	676,049	2,966,563,224	378,291,663	1,053,141,113	134,294,965
Binance Coin	569	3,921,556	3,833,787	569	3,922,215	500,155	2,424,758	309,202
Tether	173,209,209	1,351,031,831	1,351,010,850	30,015,258	234,119,012	29,854,503	234,118,860	29,854,483
Digital asset holdings that are not individually significant	550	31,577	31,286	817	31,788	4,054	17,486	2,230
		3,302,274,909	3,408,761,206		3,449,618,600	439,890,156	1,446,011,653	184,393,223
The Company started engaging in digital assets investment in November 2025 and did not hold any investments in digital assets prior to November 2025.
The Company determines the fair value of its digital assets in accordance with ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices on the Coinbase, Binance, Kraken and Galaxy, the active exchanges that the Company has determined are its principal markets for its digital assets (Level 1 inputs). Changes in fair value are recognized as incurred in "Change in fair value of digital assets”, within investment gain or loss in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.
The following table presents a summary of changes in our digital assets at fair value:

	Bitcoin	Bitcoin Cash	Binance Coin	Tether	Digital asset holdings that are not individually significant	Total
	HK$	HK$	HK$	HK$	HK$	HK$
Digital assets, Balance at December 31, 2025 (Audited)	232,751,003	1,821,134,280	3,833,787	1,351,010,850	31,286	3,408,761,206
Purchases of digital assets	-	-	-	258,239,167	234,000,780	492,239,947
Exercise of derivative contracts	-	72,117,402	-	-	-	72,117,402
Release from digital assets - restricted	-	125,556,941	-	-	-	125,556,941
Exchange of digital assets	-	1,065,535,300	-	(1,065,535,300)	-	-
Disposal of digital assets	-	-	-	(312,343,785)	(234,215,167)	(546,558,952)
Gain on disposals of digital assets	-	-	-	480	214,387	214,867
Change in fair value of digital assets	(77,240,615)	(2,031,449,760)	(1,409,688)	20,830	(14,012)	(2,110,093,245)
Investment income from digital assets	799,078	269,186	659	2,726,700	284	3,795,907
Digital asset transaction fees and others	(30)	(22,236)	-	(82)	(72)	(22,420)
Digital assets, Balance at June 30, 2026 (Unaudited)	156,309,436	1,053,141,113	2,424,758	234,118,860	17,486	1,446,011,653
Digital assets, Balance at June 30, 2026 (US$) (Unaudited)	19,932,343	134,294,965	309,202	29,854,483	2,230	184,393,223
Investment income from digital assets included interest income from digital assets.Digital Assets – Restricted
Digital assets balance as of December 31, 2025 and June 30, 2026 included the following:

		December 31, 2025			June 30, 2026
		(Audited)			(Unaudited)
	Units	Cost Basis	Fair Value	Units	Cost Basis	Cost Basis	Fair Value	Fair Value
		HK$	HK$		HK$	US$	HK$	US$
Bitcoin Cash	30,000	125,556,941	140,283,000	-	-	-	-	-
		125,556,941	140,283,000		-	-	-	-
As of December 31, 2025, the Company reserved digital assets (bitcoin cash) in an amount of HK$140,283,000 as a deposit for derivative contracts with a cryptocurrency counterparty. On January 30, 2026, the derivative contracts were expired and the digital assets reserved were released. Change in fair value of the restricted digital assets before the expiration was included in the change in fair value of the digital assets on the unaudited condensed consolidated statements of operations and comprehensive loss.
The following table presents a summary of changes in our digital assets - restricted at fair value:

	Bitcoin Cash	Total
	HK$	HK$
Digital assets - restricted, Balance at December 31, 2025 (Audited)	140,283,000	140,283,000
Change in fair value of digital assets – restricted	(14,726,059)	(14,726,059)
Release to digital assets	(125,556,941)	(125,556,941)
Digital assets - restricted, Balance at June 30, 2026 (Unaudited)	-	-
Digital assets - restricted, Balance at June 30, 2026 (US$) (Unaudited)	-	-